SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
Schedule of the option activities under the 2020 Plan

				Weighted‑
		Weighted‑	Weighted‑	average
		average	average	remaining	Aggregate
	Number of	exercise	grant‑date	contractual	intrinsic
	options	price	fair value	term	value
		US$	US$	Years	US$ in thousands
Outstanding, December 31, 2024	14,506,693	0.12	1.02	5.88	3,289
Forfeited/expired	(285,269)	0.84	0.71
Exercised	(255,505)	0.10
Outstanding, December 31, 2025	13,965,919	0.11	1.04	4.87	4,337
Vested and expected to vest at December 31, 2025	13,965,919	0.11	1.04	4.87	4,337
Exercisable at December 31, 2025	13,531,214	0.11	1.06	4.80	4,176

Schedule of the amount of share-based compensation expense included in each of the relevant financial statement line items

	For the year ended
	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	299	106	31	4
Research and development expenses	4,055	1,303	362	52
Sales and marketing expenses	707	164	62	9
General and administrative expenses	4,374	1,251	267	38
Total	9,435	2,824	722	103